Other Assets - Summary of Other Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩)	[1]
Other Assets [Line Items]
Other assets	₩ 20,986,897	₩ 14,815,439	[1]	$ 16,256,688	₩ 14,174,195
Less: Allowances for credit losses
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	154,605	126,392
Write-offs	(14,203)	(10,098)
Provision (reversal)	186,829	29,153
Business combination	108	267
Others	(10,003)	8,891
Ending	317,336	154,605
Other financial assets
Other Assets [Line Items]
Other assets	16,544,514	10,718,383
Other financial assets | Other receivables
Other Assets [Line Items]
Other assets	11,068,486	6,138,764
Other financial assets | Accrued income
Other Assets [Line Items]
Other assets	3,130,004	2,506,467
Other financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	946,356	984,160
Other financial assets | Domestic exchange settlement debits
Other Assets [Line Items]
Other assets	827,104	879,847
Other financial assets | Others
Other Assets [Line Items]
Other assets	887,661	352,955
Other financial assets | Less: Allowances for credit losses
Other Assets [Line Items]
Other assets	(304,567)	(136,075)
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	136,075	110,220
Write-offs	(8,292)	(10,028)
Provision (reversal)	188,279	26,971
Business combination	108	267
Others	(11,603)	8,645
Ending	304,567	136,075
Other financial assets | Less: Present value discount
Other Assets [Line Items]
Less: Present value discount	(10,530)	(7,735)
Other non financial assets
Other Assets [Line Items]
Other assets	4,442,383	4,097,056
Other non financial assets | Other receivables
Other Assets [Line Items]
Other assets	1,407	5,653
Other non financial assets | Prepaid expenses
Other Assets [Line Items]
Other assets	626,922	471,955
Other non financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	4,776	3,173
Other non financial assets | Others
Other Assets [Line Items]
Other assets	3,822,047	3,634,805
Other non financial assets | Less: Allowances for credit losses
Other Assets [Line Items]
Less: Present value discount	(12,769)	(18,530)
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	18,530	16,172
Write-offs	(5,911)	(70)
Provision (reversal)	(1,450)	2,182
Business combination	0	0
Others	1,600	246
Ending	₩ 12,769	₩ 18,530

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.